Investments in Associates - Summarized Financial Information of Associate, Income Statement (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Depletion		$ (75,337)	$ (59,780)
Administration expenses	[1]	(14,373)	(13,394)
Net income (loss) for the year		42,709	78,450
Other comprehensive loss		(7,494)	129,019
Total comprehensive income for the year		35,215	207,469
Company's share of comprehensive net loss of associate		(2,141)	(3,654)
Sandbox Royalties Corp.
Disclosure of associates [line items]
Revenue		1,845	355
Depletion		(945)	(267)
Administration expenses		(5,762)	(272)
Other expenses		(293)	(1,341)
Net income (loss) for the year		(5,155)	(1,525)
Other comprehensive loss		248	(308)
Total comprehensive income for the year		(4,907)	(1,833)
Company's share of comprehensive net loss of associate		(1,164)	369
Horizon Copper Corp.
Disclosure of associates [line items]
Revenue		4,054	0
Depletion		(4,536)	0
Administration expenses		(1,456)	(666)
Other expenses		(824)	(5,582)
Net income (loss) for the year		(2,762)	(6,248)
Other comprehensive loss		(192)	1,249
Total comprehensive income for the year		(2,954)	(4,999)
Company's share of comprehensive net loss of associate		$ (1,004)	$ (1,700)

[1]	1.Equity settled share-based compensation (a non-cash item) is included in administration expenses and project evaluation